Derivative Instruments - Schedule of Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Derivative assets (note 11)	$ 668	$ 0
Current portion of derivative liabilities	(122)	(289)
Derivative Liability, Noncurrent	0	(597)
Realized and unrealized gain (loss) on derivative instruments (note 11)	564	(2,220)	$ (967)
Realized gain (loss) on Derivative Instruments
Derivative [Line Items]
Realized and unrealized gain (loss) on derivative instruments (note 11)	(868)	(761)	4,280
Unrealized gain (loss) on Derivative Instruments
Derivative [Line Items]
Realized and unrealized gain (loss) on derivative instruments (note 11)	1,432	(1,459)	(5,247)
Interest rate swap agreements | Realized gain (loss) on Derivative Instruments
Derivative [Line Items]
Realized and unrealized gain (loss) on derivative instruments (note 11)	(296)	481	2,791
Interest rate swap agreements | Unrealized gain (loss) on Derivative Instruments
Derivative [Line Items]
Realized and unrealized gain (loss) on derivative instruments (note 11)	1,436	(1,545)	(5,218)
Forward freight agreements | Realized gain (loss) on Derivative Instruments
Derivative [Line Items]
Realized and unrealized gain (loss) on derivative instruments (note 11)	(572)	(1,242)	1,489
Forward freight agreements | Unrealized gain (loss) on Derivative Instruments
Derivative [Line Items]
Realized and unrealized gain (loss) on derivative instruments (note 11)	(4)	86	$ (29)
Reported Value Measurement
Derivative [Line Items]
Derivative assets (note 11)	668
Current portion of derivative liabilities	(122)	(289)
Derivative Liability, Noncurrent	0	(597)
Reported Value Measurement | Interest rate swap agreements
Derivative [Line Items]
Derivative assets (note 11)	668
Current portion of derivative liabilities	(118)	(289)
Derivative Liability, Noncurrent	0	$ (597)
Reported Value Measurement | Forward freight agreements
Derivative [Line Items]
Derivative assets (note 11)	0
Current portion of derivative liabilities	(4)
Derivative Liability, Noncurrent	$ 0